Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Unaudited condensed financial data by quarter
Unaudited condensed financial data by quarter for the years ended December 31, 2014 and 2013 is as follows (dollars, except per share data, in thousands):

	Quarter ended
Year Ended December 31, 2014	March 31, 2014	June 30, 2014	Sept. 30, 2014	Dec. 31, 2014
Interest Income	$7,193	$7,637	$7,389	$7,263
Interest Expense	1,550	1,507	1,385	1,370
Net Interest Income	5,643	6,130	6,004	5,893
Provision For Loan Losses	100	100	—	250
Net Interest Income After Provision For Loan Losses	5,543	6,030	6,004	5,643
Non-interest Income	1,536	1,332	1,486	1,808
Non-interest Expense	5,326	5,317	5,023	5,602
Income Before Income Tax	1,753	2,045	2,467	1,849
Provision For Income taxes	451	568	756	528
Net Income	1,302	1,477	1,711	1,321
Preferred Stock Dividends	110	110	110	110
Net Income Available To Common Shareholders	$1,192	$1,367	$1,601	$1,211
Basic Net Income Per Common Share	$0.41	$0.46	$0.54	$0.41
Diluted Net Income Per Common Share	$0.39	$0.44	$0.52	$0.40
Basic Weighted Average Shares Outstanding	2,944,001	2,944,001	2,944,001	2,944,001
Diluted Weighted Average Shares Outstanding	3,248,201	3,248,201	3,248,201	3,248,201

	Quarter ended
Year Ended December 31, 2013	March 31, 2013	June 30, 2013	Sept. 30, 2013	Dec. 31, 2013
Interest Income	$7,704	$7,680	$7,706	$7,357
Interest Expense	2,114	1,959	1,796	1,664
Net Interest Income	5,590	5,721	5,910	5,693
Provision For Loan Losses	1,145	900	600	—
Net Interest Income After Provision For Loan Losses	4,445	4,821	5,310	5,693
Non-interest Income	1,945	1,743	1,738	1,470
Non-interest Expense	5,513	5,392	5,665	5,464
Income Before Income Tax	877	1,172	1,383	1,699
Provision For Income taxes	206	293	361	480
Net Income	671	879	1,022	1,219
Preferred Stock Dividends	110	110	110	110
Net Income Available To Common Shareholders	$561	$769	$912	$1,109
Basic Net Income Per Common Share	$0.19	$0.26	$0.31	$0.38
Diluted Net Income Per Common Share	$0.20	$0.26	$0.30	$0.36
Basic Weighted Average Shares Outstanding	2,944,001	2,944,001	2,944,001	2,944,001
Diluted Weighted Average Shares Outstanding	3,248,201	3,248,201	3,248,201	3,248,201